Cover	Apr. 25, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	DOVER Corp
Entity File Number	1-4018
Entity Tax Identification Number	53-0257888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3005 Highland Parkway
Entity Address, City or Town	Downers Grove,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(630)
Local Phone Number	541-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029905
Amendment Flag	false
0.750 Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2027
Trading Symbol	DOV 27
Security Exchange Name	NYSE
1.250 Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2026
Trading Symbol	DOV 26
Security Exchange Name	NYSE
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DOV
Security Exchange Name	NYSE